Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.7%)
Australia (1.6%)
Stockland	13,204,881	46,668
ANZ Group Holdings Ltd.	1,696,911	32,541
		79,209
Belgium (1.1%)
KBC Group NV	529,483	54,648
Brazil (2.3%)
Ambev SA	15,351,209	37,635
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,654,242	36,272
Telefonica Brasil SA	6,079,429	34,565
		108,472
Canada (6.9%)
Royal Bank of Canada	738,220	97,293
Nutrien Ltd.	960,326	55,959
Sun Life Financial Inc.	776,904	51,695
Barrick Mining Corp.	2,364,851	49,233
ARC Resources Ltd.	2,196,638	46,312
Lundin Mining Corp.	3,041,881	31,988
		332,480
China (7.1%)
Tencent Holdings Ltd.	1,600,666	103,140
Alibaba Group Holding Ltd.	4,604,560	65,182
NetEase Inc.	1,650,800	44,488
Yum China Holdings Inc.	954,748	42,872
Trip.com Group Ltd.	524,278	30,704
BYD Co. Ltd. Class H	1,959,402	30,508
PICC Property & Casualty Co. Ltd. Class H	14,091,829	27,383
		344,277
Denmark (2.4%)
Novo Nordisk A/S Class B	1,138,438	78,887
AP Moller - Maersk A/S Class B	19,870	36,952
		115,839
France (7.6%)
Engie SA	3,040,267	71,455
TotalEnergies SE	1,056,637	64,584
Accor SA	1,055,917	55,339
Legrand SA	377,585	50,607
Cie de Saint-Gobain SA	369,160	43,367
Societe Generale SA	745,532	42,648
Cie Generale des Etablissements Michelin SCA	988,145	36,753
		364,753
Germany (7.3%)
SAP SE	234,829	71,806
Siemens AG (Registered)	218,806	56,202
Rheinmetall AG	24,632	52,163
Heidelberg Materials AG	197,286	46,460
E.ON SE	2,450,560	45,153
Talanx AG	340,723	44,172
adidas AG	159,687	37,276
		353,232
Hong Kong (2.5%)
AIA Group Ltd.	7,905,313	71,610
Hong Kong Exchanges & Clearing Ltd.	934,100	50,242
		121,852
India (5.8%)
HDFC Bank Ltd.	2,094,042	48,886
Mahindra & Mahindra Ltd.	1,117,149	41,465
ICICI Bank Ltd.	2,255,509	38,118
Larsen & Toubro Ltd.	702,440	30,065

		Shares	Market Value ($000)
	Apollo Hospitals Enterprise Ltd.	334,346	28,245
	Varun Beverages Ltd.	4,897,720	26,134
	Tech Mahindra Ltd.	1,274,529	25,081
[1]	Lodha Developers Ltd.	1,347,288	21,783
	Bajaj Auto Ltd.	198,759	19,414
			279,191
Ireland (1.3%)
	AIB Group plc	7,339,572	60,572
Israel (0.8%)
	Bank Leumi Le-Israel BM	2,195,473	40,848
Italy (1.3%)
	FinecoBank Banca Fineco SpA	2,782,909	61,735
Japan (13.8%)
	Sony Group Corp.	3,050,130	79,304
	Mitsubishi Electric Corp.	2,840,300	61,092
	Resona Holdings Inc.	6,508,100	60,108
	Mizuho Financial Group Inc.	2,091,600	58,063
	Otsuka Holdings Co. Ltd.	1,128,440	55,947
	Nippon Telegraph & Telephone Corp.	51,064,900	54,594
	Mitsui Fudosan Co. Ltd.	5,273,373	51,052
	FANUC Corp.	1,758,200	47,730
	MatsukiyoCocokara & Co.	2,198,800	45,231
	Nomura Research Institute Ltd.	1,107,000	44,277
	Asahi Group Holdings Ltd.	3,281,900	43,870
	MS&AD Insurance Group Holdings Inc.	1,677,000	37,490
	Honda Motor Co. Ltd.	2,951,900	28,465
			667,223
Mexico (0.7%)
	Wal-Mart de Mexico SAB de CV	10,823,983	35,850
Netherlands (3.7%)
	ASML Holding NV	94,751	75,927
	AerCap Holdings NV	368,101	43,068
	Koninklijke Philips NV	1,343,866	32,269
	Koninklijke KPN NV	5,372,399	26,208
			177,472
Other (2.3%)
[2]	Vanguard FTSE Developed Markets ETF	1,949,929	111,166
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Singapore (3.0%)
*	Grab Holdings Ltd. Class A	12,564,232	63,198
	DBS Group Holdings Ltd.	1,603,075	56,592
	Singapore Telecommunications Ltd.	8,860,671	26,713
			146,503
South Korea (4.1%)
	SK Hynix Inc.	306,537	66,053
	Samsung Electronics Co. Ltd.	1,423,047	62,930
	Hanwha Aerospace Co. Ltd.	58,634	36,794
	KB Financial Group Inc.	375,272	30,839
			196,616
Spain (1.0%)
	Industria de Diseno Textil SA	936,315	48,845
Sweden (2.1%)
*	Spotify Technology SA	73,205	56,173
	Volvo AB Class B	1,592,256	44,802
			100,975
Switzerland (2.6%)
	UBS Group AG (Registered)	1,884,600	63,986
	Galderma Group AG	245,132	35,631

			Shares	Market Value ($000)
		Holcim AG	348,176	25,855
				125,472
Taiwan (6.0%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	5,379,179	196,713
		MediaTek Inc.	1,347,713	57,748
		Uni-President Enterprises Corp.	12,647,460	35,057
				289,518
United Arab Emirates (0.7%)
		Emaar Properties PJSC	8,569,110	31,788
United Kingdom (10.7%)
		Shell plc	2,464,305	85,978
		Tesco plc	14,073,680	77,596
		AstraZeneca plc	415,042	57,761
		Haleon plc	10,173,255	52,287
		Prudential plc	3,942,470	49,345
		Barclays plc	8,833,113	40,816
		Glencore plc	10,138,350	39,505
		Reckitt Benckiser Group plc	451,173	30,737
		BT Group plc	10,761,791	28,656
		Next plc	166,452	28,429
		Anglo American plc	870,370	25,657
				516,767
Total Common Stocks (Cost $4,120,272)				4,765,303
Rights (0.0%)
*,3		Hanwha Aerospace Co. Ltd. Exp. 7/2/25 (Cost $—)	2,563	514
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[4]	Vanguard Market Liquidity Fund (Cost $58,775)	4.355%	587,805	58,775
Total Investments (99.9%) (Cost $4,179,047)				4,824,592
Other Assets and Liabilities—Net (0.1%)				4,528
Net Assets (100%)				4,829,120
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate value was $21,783, representing 0.5% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	476,802	—	—	476,802
Common Stocks—Other	273,605	4,014,896	—	4,288,501
Rights	—	—	514	514
Temporary Cash Investments	58,775	—	—	58,775
Total	809,182	4,014,896	514	4,824,592
D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2025 Market Value ($000)
Vanguard FTSE Developed Markets ETF	10,929	335,296	242,190	2,531	4,600	1,553	—	111,166
Vanguard Market Liquidity Fund	31,177	NA1	NA1	—	—	1,055	—	58,775
Total	42,106	335,296	242,190	2,531	4,600	2,608	—	169,941
1	Not applicable—purchases and sales are for temporary cash investment purposes.